SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable (including $43,477 and $239,468 from related parties as of December 31, 2021 and 2020, respectively)	$ 2,662,168	$ 2,468,038
Accounts receivable related parties	43,477	239,468
Less: Allowance for doubtful accounts
Account receivable, net	$ 2,662,168	$ 2,468,038